Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—137.1%
ARGENTINA—1.6%
Telecom Argentina SA, 8.00%, 07/18/2026(a)(b)		$3,120,000	$ 2,956,091
CANADA—3.0%
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		2,215,000	2,256,022
Husky III Holding Ltd., 13.00%, 02/15/2025(a)(b)(c)		1,495,000	1,385,566
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)(b)		1,875,000	1,773,562
Total Canada			5,415,150
CHINA—1.0%
China Evergrande Group, 9.50%, 04/11/2022(a)(d)(e)		3,304,000	339,334
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)(b)(d)		7,510,000	1,426,900
Total China			1,766,234
DENMARK—2.2%
DKT Finance ApS, 9.38%, 06/17/2023(a)(b)		4,000,000	4,001,120
FRANCE—11.5%
Banijay Group SAS REGS, 6.50%, 03/01/2026(a)(b)	EUR	2,000,000	2,098,853
CAB SELAS, 3.38%, 02/01/2028(a)(b)		3,400,000	3,081,563
Electricite de France SA, (fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(f)		3,200,000	3,277,697
Iliad Holding SASU, 7.00%, 10/15/2028(a)(b)		$1,568,000	1,472,634
Loxam SAS, 5.75%, 07/15/2027(a)(b)	EUR	3,500,000	3,415,125
Mobilux Finance SAS, 4.25%, 07/15/2028(a)(b)		3,000,000	2,552,085
Societe Generale SA, 9.38%, 11/22/2027(a)(f)		$4,420,000	4,745,975
Total France			20,643,932
GEORGIA—0.3%
Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024(a)(f)		526,000	516,795
GERMANY—8.0%
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/2028(a)(b)	EUR	2,771,000	2,751,328
5.50%, 01/15/2028(a)(b)		$529,000	472,164
CT Investment GmbH, 5.50%, 04/15/2026(a)(b)	EUR	1,645,000	1,587,690
HT Troplast GmbH, 9.25%, 07/15/2025(a)(b)		3,865,000	4,054,772
IHO Verwaltungs GmbH, 3.88%, 05/15/2027(a)(b)(c)		1,700,000	1,621,757
PrestigeBidCo GmbH, 3 mo. Euribor + 6.000%, 8.29%, 07/15/2027(a)(b)(g)		2,176,000	2,226,081
Standard Profil Automotive GmbH, 6.25%, 04/30/2026(a)(b)		2,500,000	1,669,319
Total Germany			14,383,111
GIBRALTAR—1.6%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)		3,100,000	2,915,099
	Shares or Principal Amount		Value

IRELAND—1.3%
Cimpress PLC, 7.00%, 06/15/2026(a)(b)		$3,432,000	$ 2,382,818
ITALY—2.9%
Gamma Bondco Sarl, 8.13%, 11/15/2026(a)(b)(c)	EUR	4,000,000	4,137,329
Lottomatica SpA, 6.25%, 07/15/2025(a)(b)		1,000,000	1,076,279
Total Italy			5,213,608
LUXEMBOURG—24.7%
Albion Financing 2Sarl, 8.75%, 04/15/2027(a)(b)		$6,485,000	5,496,037
Altice Finco SA, 4.75%, 01/15/2028(a)(b)	EUR	5,000,000	4,171,668
Altice France Holding SA
10.50%, 05/15/2027(a)(b)		$2,700,000	2,318,625
6.00%, 02/15/2028(a)(b)		10,000,000	6,747,114
Cidron Aida Finco Sarl
5.00%, 04/01/2028(a)(b)	EUR	2,000,000	1,954,370
6.25%, 04/01/2028(a)(b)	GBP	2,993,000	3,113,369
Cirsa Finance International Sarl, 10.38%, 11/30/2027(a)(b)	EUR	1,590,000	1,811,696
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)(b)		2,031,000	1,972,779
Garfunkelux Holdco 3 SA
7.75%, 11/01/2025(a)(b)	GBP	2,885,000	2,694,254
7.75%, 11/01/2025(a)(b)		2,032,000	1,897,651
Herens Midco Sarl, 5.25%, 05/15/2029(a)(b)	EUR	2,000,000	1,475,807
HSE Finance Sarl, 5.63%, 10/15/2026(a)(b)		625,000	358,395
LHMC Finco 2 Sarl PIK, 7.25%, 10/02/2025(a)(b)(c)		256,281	255,966
Monitchem HoldCo 2 SA
9.50%, 09/15/2026(a)(b)		2,000,000	2,060,150
9.50%, 09/15/2026(a)(b)		2,250,000	2,317,669
Summer BC Holdco A Sarl, 9.25%, 10/31/2027(a)(b)		6,397,474	5,641,561
Total Luxembourg			44,287,111
MAURITIUS—0.7%
Axian Telecom, 7.38%, 02/16/2027(a)(b)		$1,447,000	1,333,049
MEXICO—1.3%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		1,079,000	799,107
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(b)		1,500,000	1,398,750
Unifin Financiera SAB de CV
(fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025(a)(d)(e)(f)		2,000,000	18,440
8.38%, 01/27/2028(a)(b)(d)(e)		3,000,000	118,200
Total Mexico			2,334,497
NETHERLANDS—8.0%
Nobel Bidco BV, 3.13%, 06/15/2028(a)(b)	EUR	3,300,000	2,535,856
Samvardhana Motherson Automotive Systems Group BV, 1.80%, 07/06/2024(a)		963,000	994,580
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(f)		5,000,000	5,428,957

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
NETHERLANDS (continued)
Summer BidCo BV
9.00%, 11/15/2025(a)(b)(c)	EUR	2,914,673	$ 2,372,992
9.00%, 11/15/2025(a)(b)(c)		3,769,044	3,057,198
Total Netherlands			14,389,583
NIGERIA—1.4%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(b)		$2,860,000	2,577,718
PORTUGAL—1.8%
Novo Banco SA, (fixed rate to 07/06/2023, variable rate thereafter), 8.50%, 07/06/2028(a)(b)	EUR	3,000,000	3,162,303
REPUBLIC OF IRELAND—2.9%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)	GBP	5,000,000	5,154,852
SPAIN—2.9%
Cirsa Finance International Sarl, 6.25%, 12/20/2023(a)(b)	EUR	1,496,227	1,618,491
Telefonica Europe BV, 2.38%, 02/12/2029(a)(f)		4,100,000	3,543,566
Total Spain			5,162,057
SWEDEN—4.0%
DDM Debt AB, 9.00%, 04/19/2026(a)(b)		6,400,000	4,035,502
Intrum AB, 3.50%, 07/15/2026(a)(b)		3,200,000	3,052,718
Total Sweden			7,088,220
SWITZERLAND—1.3%
Credit Suisse AG, 7.50%, 02/15/2028		$2,223,000	2,332,539
TURKEY—0.5%
Yapi ve Kredi Bankasi AS, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2031(a)(b)		983,000	924,020
UNITED ARAB EMIRATES—0.1%
Emirates Reit Sukuk II Ltd., 9.50%, 12/12/2024(a)		190,000	177,175
UNITED KINGDOM—21.3%
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(a)(b)	EUR	2,700,000	2,326,230
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(b)	GBP	2,800,000	2,916,729
eG Global Finance PLC, 6.25%, 10/30/2025(a)(b)	EUR	2,000,000	1,938,998
EnQuest PLC
7.00%, 10/15/2023(a)(c)	GBP	639,725	784,016
11.63%, 11/01/2027(a)(b)		$1,950,000	1,916,265
Galaxy Finco Ltd., 9.25%, 07/31/2027(a)(b)	GBP	6,300,000	6,485,405
Intu Properties PLC, 11.00%, 12/04/2024(e)(h)		3,795,706	4,298,153
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(b)		$2,636,000	2,589,376
Jaguar Land Rover Automotive PLC
4.50%, 01/15/2026(a)(b)	EUR	1,000,000	1,001,004
4.50%, 10/01/2027(a)(b)		$1,700,000	1,413,431
Jerrold Finco PLC, 4.88%, 01/15/2026(a)(b)	GBP	2,900,000	3,125,474
Punch Finance PLC, 6.13%, 06/30/2026(a)(b)		2,740,000	2,946,298
	Shares or Principal Amount		Value

Sherwood Financing PLC, 6.00%, 11/15/2026(a)(b)	GBP	3,500,000	$ 3,451,979
Stonegate Pub Co. Financing 2019 PLC, 8.00%, 07/13/2025(a)(b)		2,000,000	2,262,279
TalkTalk Telecom Group Ltd., 3.88%, 02/20/2025(a)(b)		766,000	779,099
Total United Kingdom			38,234,736
UNITED STATES—31.1%
Adams Homes, Inc., 7.50%, 02/15/2025(a)(b)		$2,023,000	1,739,905
Affinity Gaming, 6.88%, 12/15/2027(a)(b)		2,139,000	1,914,940
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.75%, 07/15/2027(a)(b)	GBP	955,000	918,425
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(a)(b)		$2,162,000	1,556,858
Banff Merger Sub, Inc.
8.38%, 09/01/2026(a)(b)	EUR	2,100,000	2,066,102
8.38%, 09/01/2026(a)(b)		2,400,000	2,361,259
Carnival Corp.
10.13%, 02/01/2026(a)(b)		236,000	266,748
7.63%, 03/01/2026(a)(b)		$324,000	294,840
Chart Industries, Inc., 9.50%, 01/01/2031(a)(b)		603,000	629,224
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(b)		913,000	872,502
6.50%, 10/15/2028(a)(b)		2,576,000	2,411,677
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		4,220,000	3,161,286
CSC Holdings LLC, 7.50%, 04/01/2028(a)(b)		4,000,000	2,925,040
Encore Capital Group, Inc., 5.38%, 02/15/2026(a)(b)	GBP	1,500,000	1,673,593
Ford Motor Credit Co. LLC, 4.54%, 03/06/2025		2,700,000	3,212,189
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)(b)		$731,000	600,465
8.75%, 05/15/2030(a)(b)		1,306,000	1,353,343
Goodyear Europe BV
2.75%, 08/15/2028(a)(b)	EUR	2,000,000	1,747,920
2.75%, 08/15/2028(a)(b)		1,019,000	890,565
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		$3,825,000	3,322,969
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		3,506,000	2,770,266
McAfee Corp., 7.38%, 02/15/2030(a)(b)		2,715,000	2,255,072
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(a)(b)		2,567,000	2,370,368
10.50%, 05/15/2027(a)(b)		548,000	529,132
NCL Corp. Ltd.
5.88%, 03/15/2026(a)(b)		721,000	623,651
7.75%, 02/15/2029(a)(b)		785,000	675,045
NCL Finance Ltd., 6.13%, 03/15/2028(a)(b)		1,803,000	1,464,938
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(a)(b)		2,224,000	1,112,000
Sabre GLBL, Inc., 11.25%, 12/15/2027(a)(b)		599,000	634,940
Staples, Inc., 10.75%, 04/15/2027(a)(b)		4,205,000	3,185,287
Viking Cruises Ltd., 5.88%, 09/15/2027(a)(b)		2,870,000	2,444,609

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Income Credit Strategies Fund

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Weatherford International Ltd.
11.00%, 12/01/2024(a)(b)		$52,000	$ 53,430
8.63%, 04/30/2030(a)(b)		3,687,000	3,721,695
Total United States			55,760,283
ZAMBIA—1.7%
First Quantum Minerals Ltd.
6.50%, 03/01/2024(a)(b)		1,794,000	1,791,578
6.88%, 10/15/2027(a)(b)		1,256,000	1,217,535
Total Zambia			3,009,113
Total Corporate Bonds			246,121,214
BANK LOANS—3.0%
UNITED KINGDOM—3.0%
Impala Bidco 0 Ltd. GBP Term Loan, 7.44%, 06/08/2028	GBP	1,000,000	1,142,441
Constellation Automotive Ltd. GBP 2nd Lien Term Loan B, 5.70%, 07/27/2029(e)		2,000,000	1,003,885
EG Finco Ltd. 2021 EUR 2nd Lien Term Loan, 8.70%, 04/30/2027	EUR	3,500,000	3,291,347
Total United Kingdom			5,437,673
Total Bank Loans			5,437,673
COMMON STOCKS—0.2%
UNITED STATES—0.2%
California Resources Corp.		9,723	415,464
Total Common Stocks			415,464
WARRANTS—0.1%
UNITED STATES—0.1%
California Resources Corp.(i)		22,363	244,875
Total Warrants			244,875
SHORT-TERM INVESTMENT—13.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(j)		24,153,043	24,153,043
Total Short-Term Investment			24,153,043
Total Investments (Cost $323,323,103)—153.9%			276,372,269
Liabilities in Excess of Other Assets—(53.9%)			(96,769,829)
Net Assets—100.0%			$179,602,440

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is in default.
(e)	Illiquid security.
(f)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(g)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2023.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(i)	Non-income producing security.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/21/2023	Morgan Stanley & Co.	GBP	1,687,665	USD	2,071,941	$2,081,501	$9,560
Euro/United States Dollar
02/21/2023	Morgan Stanley & Co.	EUR	585,443	USD	635,169	637,262	2,093
02/21/2023	Morgan Stanley & Co.	EUR	1,980,861	USD	2,166,272	2,156,194	(10,078)
02/21/2023	UBS AG	EUR	11,539,744	USD	12,492,042	12,561,166	69,124
						$17,436,123	$70,699

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2023
abrdn Income Credit Strategies Fund

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/21/2023	Goldman Sachs & Co.	USD	267,160	GBP	215,056	$265,242	$1,918
02/21/2023	Morgan Stanley & Co.	USD	255,909	GBP	210,029	259,041	(3,132)
02/21/2023	Royal Bank of Canada	USD	49,504,281	GBP	40,819,790	50,345,526	(841,245)
United States Dollar/Euro
02/21/2023	Citibank N.A.	USD	907,082	EUR	836,722	910,783	(3,701)
02/21/2023	Royal Bank of Canada	USD	119,975,392	EUR	111,405,168	121,266,021	(1,290,629)
						$173,046,613	$(2,136,789)
Unrealized appreciation on forward foreign currency exchange contracts							$82,695
Unrealized depreciation on forward foreign currency exchange contracts							$(2,148,785)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
5